Schedule of investments holdings (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Equity method investment - Anteya Technology Corp
Impairment for the year	$ 0	$ 201,698	$ 0	$ 203,242	$ 671,094	$ 136,803
Cost-method investments - Phocos AG
Investments	281,396		281,396		479,026	1,137,256
Anteya Technology Corp [Member]
Equity method investment - Anteya Technology Corp
Carrying value of investment at the beginning			425,345	799,131	799,131	797,363
Share of associate's loss			(124,108)		(378,173)
Interest in net (loss) income					0	40,835
Impairment for the year					(378,173)	0
Exchange difference			(19,841)		4,387	(39,067)
Carrying value at the end	281,396		281,396		425,345	799,131
Fin-Core Corporation [Member]
Equity method investment - Anteya Technology Corp
Carrying value of investment at the beginning			0	196,087	196,087	481,891
Interest in net (loss) income					0	(135,200)
Impairment for the year			0		(204,563)	(132,799)
Exchange difference			0		8,476	(17,805)
Carrying value at the end	0		0		0	196,087
Phocos AG [Member]
Cost-method investments - Phocos AG
At cost			53,681	142,038	142,038	142,038
Impairment for the year			0		(88,357)	0
Disposal			53,681		0
Carrying value at the end	$ 0		$ 0		$ 53,681	$ 142,038